Financial Risk Management - Dealer Finance Receivables and Undiscounted Maximum Amounts of Potential Payment for Loan Commitments (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Dealer finance receivables:
Dealer finance receivables	¥ 5,414,550	¥ 5,161,165
Loan commitments:
Loan commitments	92,751	63,655
Group A [member]
Dealer finance receivables:
Dealer finance receivables	255,735	437,708
Loan commitments:
Loan commitments	68,050	43,823
Group B [member]
Dealer finance receivables:
Dealer finance receivables	230,403	229,284
Loan commitments:
Loan commitments	24,701	19,832
Wholesale [member]
Dealer finance receivables:
Dealer finance receivables	486,138	666,992
12-month expected credit losses [member]
Loan commitments:
Loan commitments	92,751	63,655
12-month expected credit losses [member] | Group A [member]
Dealer finance receivables:
Dealer finance receivables	247,487	414,323
Loan commitments:
Loan commitments	68,050	43,823
12-month expected credit losses [member] | Group B [member]
Dealer finance receivables:
Dealer finance receivables	225,651	217,741
Loan commitments:
Loan commitments	24,701	19,832
12-month expected credit losses [member] | Wholesale [member]
Dealer finance receivables:
Dealer finance receivables	473,138	632,064
Lifetime expected credit losses [member] | Not credit impaired [member]
Loan commitments:
Loan commitments
Lifetime expected credit losses [member] | Not credit impaired [member] | Group A [member]
Dealer finance receivables:
Dealer finance receivables	6,345	23,308
Loan commitments:
Loan commitments
Lifetime expected credit losses [member] | Not credit impaired [member] | Group B [member]
Dealer finance receivables:
Dealer finance receivables	4,562	9,900
Loan commitments:
Loan commitments
Lifetime expected credit losses [member] | Not credit impaired [member] | Wholesale [member]
Dealer finance receivables:
Dealer finance receivables	10,907	33,208
Lifetime expected credit losses [member] | Credit impaired [member]
Loan commitments:
Loan commitments
Lifetime expected credit losses [member] | Credit impaired [member] | Group A [member]
Dealer finance receivables:
Dealer finance receivables	1,903	77
Loan commitments:
Loan commitments
Lifetime expected credit losses [member] | Credit impaired [member] | Group B [member]
Dealer finance receivables:
Dealer finance receivables	190	1,643
Loan commitments:
Loan commitments
Lifetime expected credit losses [member] | Credit impaired [member] | Wholesale [member]
Dealer finance receivables:
Dealer finance receivables	¥ 2,093	¥ 1,720